Fair Value Measurements - Schedule of Fair Values of Investments Categorized Level 3 In Fair Value Hierarchy (Details) - 9 months ended Sep. 30, 2022 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Fair Value Disclosures [Abstract]
Balance as of January 1,	¥ 77,855
Addition	10,000
Reclassification	384,032
Accrued interest	3,509
Net unrealized fair value change recognized in other comprehensive income	(16,715)
Balance as of September 30	¥ 458,681	$ 64,480